Debt (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 28, 2015
Additional Debt (Textual) [Abstract]
Maturities of long-term debt 2016	$ 3,154,000
Maturities of long-term debt 2017	700,665,000
Maturities of long-term debt 2018	153,000
Maturities of long-term debt 2019	156,000
Maturities of long-term debt 2020	159,000
Interest expense on long-term debt	$ 54,634,000	$ 56,408,000	$ 57,949,000
3.45 % Senior notes due 2025 [Member] | Senior Notes [Member]
Debt (Textual) [Abstract]
Face amount				$ 400,000,000
Interest rate (percentage)	3.45%			3.45%
4.55% Senior notes due 2045 [Member] | Senior Notes [Member]
Debt (Textual) [Abstract]
Face amount				$ 400,000,000
Interest rate (percentage)	4.55%			4.55%